9. LEASES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Right-of-use assets	$ 130,100		$ 243,526	$ 0
Operating lease liabilities	131,474		246,136
Lease cost	67,914	$ 100,482	133,996
Cash paid for ROU operating lease liability	$ 66,998		$ 135,828
Weighted-average remaining lease term	2 years
Weighted-average discount rate	10.00%		7.00%
Minimum
Weighted-average remaining lease term			2 years
Maximum
Weighted-average remaining lease term			3 years